Financial Instruments with Preferred Rights - Additional Information (Details)		12 Months Ended
	Mar. 19, 2021	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Mar. 18, 2021 shares
Disclosure Of Financial Instruments [Line Items]
Number of shares issued		43,057,316	43,057,316
Preferred Shares Conversion Ratio	1
Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Conversion from preferred shares to ordinary shares after share consolidation		24,745,572	24,745,572
Preference Shares | Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Number of shares issued at consolidation		46,232	46,232
Number of shares issued					24,791,804
Number of shares outstanding					24,791,804
Payment made by holders of preferred shares upon or in connection with conversion of preferred shares into ordinary shares | ¥		¥ 0
Initial public offering price | $ / shares			$ 17
Preferred Shares Conversion Ratio		1
Preference Shares | Financial Instruments with Preferred Rights | Volatility
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase in unobservable input				5.00%
Percentage of reasonably possible decrease in unobservable input				5.00%
Loss before income tax lower due to change in unobservable input | ¥				¥ 18,000,000.0
Loss before income tax higher due to change in unobservable input | ¥				¥ 18,100,000
Preference Shares | Financial Instruments with Preferred Rights | Risk-Free Interest Rate
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase in unobservable input				1.00%
Percentage of reasonably possible decrease in unobservable input				1.00%
Loss before income tax lower due to change in unobservable input | ¥				¥ 1,712,000
Loss before income tax higher due to change in unobservable input | ¥				¥ 887,000
Preference Shares | Financial Instruments with Preferred Rights | Bottom of range
Disclosure Of Financial Instruments [Line Items]
Percentage of voting equity interests acquired		50.00%	50.00%
Series A Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Number of shares issued		8,471,200	8,471,200
Series A Preferred Shares | Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Redemption price percentage		150.00%
Series B Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Number of shares issued		10,127,579	10,127,579
Series B Preferred Shares | Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Internal rate of return		8.00%
Series C Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Number of shares issued		21,349,537	21,349,537	0
Series C Preferred Shares | Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Internal rate of return		8.00%